Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	165,160,216
Proposed Maximum Offering Price per Unit	10.25
Maximum Aggregate Offering Price	$ 1,692,892,214.00
Amount of Registration Fee	$ 233,788.41
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby such indeterminate number of additional common shares as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions. 1b. In accordance with Rule 457(c) of the Securities Act, the price shown is the average of the high and low selling prices of the common stock as reported by the New York Stock Exchange on July 27, 2026, which date is within five business days prior to filing this Pre-Effective Amendment. In accordance with Rule 457(c) of the Securities Act, the fees previously paid of $211,321.92 on July 24, 2026 were calculated on the the price shown is the average of the high and low selling prices of the common stock as reported by the New York Stock Exchange on July 22, 2026, which date is within five business days prior to the initial filing of this Registration Statement.